UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Vanguard Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Beverages - 1.05%
PepsiCo, Inc.	340,900	$19,700,611

Business Equipment and Services - 3.95%
CheckFree Corporation*	658,600	33,242,835
Robert Half International Inc.	1,058,615	40,873,125
		74,115,960
Capital Equipment - 2.80%
Caterpillar Inc.	729,700	52,399,757

Chemicals -- Petroleum and Inorganic - 3.08%
Monsanto Company	681,700	57,774,075

Communications Equipment - 4.54%
Cisco Systems, Inc.*	2,615,300	56,686,628
QUALCOMM Incorporated	562,100	28,445,070
		85,131,698
Computers -- Micro - 1.01%
Apple Computer, Inc.*	303,200	19,015,188

Computers -- Peripherals - 5.42%
Adobe Systems Incorporated	1,011,900	35,370,965
Microsoft Corporation	904,000	24,620,440
SAP Aktiengesellschaft, ADR	765,150	41,562,948
		101,554,353
Consumer Electronics - 1.34%
Harman International Industries, Incorporated	225,172	25,023,364

Defense - 2.26%
General Dynamics Corporation	661,400	42,316,372

Electronic Components - 4.60%
Broadcom Corporation, Class A*	564,600	24,365,313
Microchip Technology Incorporated	1,701,855	61,768,827
		86,134,140
Finance Companies - 4.28%
SLM Corporation	1,542,450	80,114,853

Health Care -- Drugs - 11.60%
Alcon, Inc.	653,000	68,081,780
Allergan, Inc.	246,400	26,734,400
Genentech, Inc.*	596,300	50,393,313
Gilead Sciences, Inc.*	1,159,100	72,246,703
		217,456,196
Health Care -- General - 1.39%
Johnson & Johnson	439,600	26,033,112

Hospital Supply and Management - 5.79%
Medtronic, Inc.	675,600	34,286,700
UnitedHealth Group Incorporated	1,327,400	74,148,564
		108,435,264
Household -- General Products - 3.97%
Colgate-Palmolive Company	679,000	38,770,900
Procter & Gamble Company (The)	618,300	35,626,446
		74,397,346
Insurance -- Life - 0.91%
Aflac Incorporated	376,900	17,009,497

Multiple Industry - 3.83%
Las Vegas Sands, Inc.*	1,266,600	71,765,556

Petroleum -- Services - 7.75%
Schlumberger Limited	515,900	65,297,463
Smith International, Inc.	2,050,654	79,893,480
		145,190,943
Restaurants - 1.40%
Starbucks Corporation*	696,100	26,222,087

Retail -- Food Stores - 3.15%
Walgreen Co.	1,367,470	58,978,981

Retail -- Specialty Stores - 4.83%
Abercrombie & Fitch Co., Class A	284,400	16,580,520
Best Buy Co., Inc.	432,600	24,195,318
Home Depot, Inc. (The)	857,700	36,280,710
Tiffany & Co.	357,000	13,401,780
		90,458,328
Security and Commodity Brokers - 9.82%
Chicago Mercantile Exchange Holdings Inc.	41,400	18,526,500
Goldman Sachs Group, Inc. (The)	222,200	34,876,512
Legg Mason, Inc.	697,375	87,402,009
Moody's Corporation	605,900	43,297,614
		184,102,635
Timesharing and Software - 6.69%
Google Inc., Class A*	158,900	61,382,276
Paychex, Inc.	1,536,000	63,920,640
		125,302,916
Trucking and Shipping - 3.27%
Expeditors International of Washington, Inc.	710,000	61,326,250

TOTAL COMMON STOCKS - 98.73%		$1,849,959,482

(Cost: $1,364,421,917)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.43%
Alcoa Incorporated,
4.85%, 4-3-06	$8,000	7,997,844

Finance Companies - 0.63%
Prudential Funding LLC,
4.73%, 4-24-06	4,023	4,010,843
Three Pillars Funding LLC,
4.85%, 4-3-06	7,782	7,779,903
		11,790,746
Publishing - 0.21%
Gannett Co., Inc.,
4.66%, 4-18-06	4,000	3,991,198

TOTAL SHORT-TERM SECURITIES - 1.27%		$23,779,788

(Cost: $23,779,788)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,873,739,270

(Cost: $1,388,201,705)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006